MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Interest receivable	$ 2,388	$ 2,635
Marketable securities	61,000	312,934
Unrealized gain	$ 93,360	$ 249,561